INVESTMENT AND MORTGAGE-BACKED SECURITIES	42 Months Ended
Jun. 30, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at June 30, 2011 (unaudited) and December 31, 2010 and 2009 are shown below.

	June 30, 2011 (unaudited)
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$84,795	$315	$223	$84,887
Municipal obligations	3,142	64	77	3,129

	$87,937	$379	$300	$88,016

	December 31, 2010

		Estimated	Gross	Gross
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$88,529	$102	$1,622	$87,009
Municipal obligations	1,545	5	177	1,373

	$90,074	$107	$1,799	$88,382

	December 31, 2009

		Estimated	Gross	Gross
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$54,915	$67	$527	$54,455
Municipal obligations	1,545	4	153	1,396

	$56,460	$71	$680	$55,851

For the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008

Investment securities with a carrying value of approximately $1.5 million and $500,000 at June 30, 2011 and December 31, 2010 was pledged to secure an investment in the Senior Housing Crime Prevention Foundation.

The amortized cost of investment securities at June 30, 2011 and December 31, 2010 and 2009, by contractual term to maturity, are shown below.

	(Unaudited)	December 31,
	June 30, 2011	2010	2009
	(In thousands)	(In thousands)

Less than one year	$53,019	$20,997	$24,919
One to five years	19,329	53,345	22,996
Five to ten years	9,122	4,497	2,310
More than ten years	6,467	11,235	6,235

	$87,937	$90,074	$56,460

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at June 30, 2011 (unaudited) and December 31, 2010 and 2009 are shown below.

		June 30, 2011 (unaudited)
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,230	$86	$1	$1,315
Federal National Mortgage Association adjustable-rate participation certificates	3,109	49	2	3,156
Government National Mortgage Association adjustable-rate participation certificates	3,791	101	5	3,887

	$8,130	$236	$8	$8,358

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$425	$6	$1	$430
Federal National Mortgage Association adjustable-rate participation certificates	465	7	-	472
Government National Mortgage Association adjustable-rate participation certificates	3,598	133	-	3,731

	$4,488	$146	$1	$4,633

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$723	$13	$-	$736
Federal National Mortgage Association adjustable-rate participation certificates	548	17	-	565
Government National Mortgage Association adjustable-rate participation certificates	2,908	70	-	2,978

	$4,179	$100	$-	$4,279

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$464	$10	$1	$473
Federal National Mortgage Association adjustable-rate participation certificates	515	7	-	522
Government National Mortgage Association adjustable-rate participation certificates	3,800	121	-	3,921

	$4,779	$138	$1	$4,916

	December 31, 2009
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$829	$1	$-	$830
Federal National Mortgage Association adjustable-rate participation certificates	700	9	-	709
Government National Mortgage Association adjustable-rate participation certificates	3,358	24	1	3,381

	$4,887	$34	$1	$4,920

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$603	$1	$7	$597
Federal National Mortgage Association adjustable-rate participation certificates	640	3	1	642
Government National Mortgage Association adjustable-rate participation certificates	4,501	76	-	4,577

	$5,744	$80	$8	$5,816

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2010 and 2009, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	(Unaudited)	December 31,
	June 30, 2011	2010	2009
	(In thousands)	(In thousands)

Due in one year or less	$570	$359	$611
Due in one year through five years	2,433	1,543	2,704
Due in five years through ten years	3,421	2,199	4,047
Due in more than ten years	6,194	4,857	3,269

	$12,618	$8,958	$10,631

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at June 30, 2011 (unaudited) and December 31, 2010 and 2009:

				(Unaudited)
				June 30, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	6	$19,774	$223	-	$-	$-	6	$19,774	$223
Municipal obligations	3	443	3	2	1,161	74	5	1,604	77
Mortgage-backed securities	13	452	8	4	164	1	17	616	9

Total temporarily impaired securities	22	$20,669	$234	6	$1,325	$75	28	$21,994	$309

				December 31, 2010
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)
U.S. Government agency securities	17	$61,360	$1,622	-	$-	$-	17	$61,360	$1,622
Municipal obligations	-	-	-	2	1,058	177	2	1,058	177
Mortgage-backed securities	-	-	-	1	9	1	1	9	1

Total temporarily impaired securities	17	$61,360	$1,622	3	$1,067	$178	20	$62,427	$1,800

				December 31, 2009
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	13	$26,996	$523	1	$1,000	$4	14	$27,996	$527
Municipal obligations	-	-	-	2	1,235	153	2	1,235	153
Mortgage-backed securities	3	137	5	13	1,537	4	16	1,674	9

Total temporarily impaired securities	16	$27,133	$528	16	$3,772	$161	32	$30,905	$689

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value.  The fair values are expected to recover as securities approach maturity dates. The Company has evaluated these securities and has determined that the decline in their values is temporary.

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.